Quarterly Holdings Report
for

Fidelity Freedom® 2045 Fund

June 30, 2021

F45-QTLY-0821
1.833436.115

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.04% 7/15/21 to 9/23/21
(Cost $8,929,731)	8,930,000	8,929,365
	Shares	Value

Domestic Equity Funds - 52.0%
Fidelity Series All-Sector Equity Fund (a)	29,990,790	$381,782,753
Fidelity Series Blue Chip Growth Fund (a)	31,054,953	598,118,400
Fidelity Series Commodity Strategy Fund (a)	96,674,513	538,477,040
Fidelity Series Growth Company Fund (a)	57,607,024	1,523,705,773
Fidelity Series Intrinsic Opportunities Fund (a)	69,153,152	1,573,925,738
Fidelity Series Large Cap Stock Fund (a)	69,254,957	1,371,248,144
Fidelity Series Large Cap Value Index Fund (a)	32,657,938	504,565,137
Fidelity Series Opportunistic Insights Fund (a)	34,711,482	786,562,172
Fidelity Series Small Cap Discovery Fund (a)	12,240,738	170,391,072
Fidelity Series Small Cap Opportunities Fund (a)	31,061,439	565,939,415
Fidelity Series Stock Selector Large Cap Value Fund (a)	76,905,889	1,162,817,047
Fidelity Series Value Discovery Fund (a)	53,018,373	891,769,038
TOTAL DOMESTIC EQUITY FUNDS
(Cost $6,367,838,148)		10,069,301,729

International Equity Funds - 40.5%
Fidelity Series Canada Fund (a)	36,126,470	506,493,110
Fidelity Series Emerging Markets Fund (a)	23,777,195	290,081,782
Fidelity Series Emerging Markets Opportunities Fund (a)	97,038,659	2,606,458,371
Fidelity Series International Growth Fund (a)	68,924,288	1,348,159,078
Fidelity Series International Small Cap Fund (a)	18,723,115	416,963,781
Fidelity Series International Value Fund (a)	120,223,022	1,342,891,151
Fidelity Series Overseas Fund (a)	98,725,356	1,345,626,597
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $5,435,653,779)		7,856,673,870

Bond Funds - 6.9%
Fidelity Series Emerging Markets Debt Fund (a)	11,327,735	105,574,488
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	3,288,936	34,106,264
Fidelity Series Floating Rate High Income Fund (a)	2,067,695	19,126,183
Fidelity Series High Income Fund (a)	12,598,347	120,818,152
Fidelity Series Inflation-Protected Bond Index Fund (a)	35,205,269	386,553,851
Fidelity Series International Credit Fund (a)	691,740	6,993,496
Fidelity Series Investment Grade Bond Fund (a)	634,925	7,441,316
Fidelity Series Long-Term Treasury Bond Index Fund (a)	70,048,227	586,303,662
Fidelity Series Real Estate Income Fund (a)	6,232,223	72,418,436
TOTAL BOND FUNDS
(Cost $1,327,154,742)		1,339,335,848

Short-Term Funds - 0.6%
Fidelity Cash Central Fund 0.06% (b)	3,056,662	3,057,274
Fidelity Series Government Money Market Fund 0.08% (a)(c)	86,574,647	86,574,647
Fidelity Series Short-Term Credit Fund (a)	1,842,952	18,724,390
TOTAL SHORT-TERM FUNDS
(Cost $107,924,215)		108,356,311
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $13,247,500,615)		19,382,597,123
NET OTHER ASSETS (LIABILITIES) - 0.0%		199,102
NET ASSETS - 100%		$19,382,796,225

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$779
Total	$779

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$7,703,860	$11,980,370	$16,626,956	$--	$--	$3,057,274	0.0%
Total	$7,703,860	$11,980,370	$16,626,956	$--	$--	$3,057,274

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$378,738,471	$10,572,451	$39,215,758	$--	$3,255,695	$28,431,894	$381,782,753
Fidelity Series Blue Chip Growth Fund	600,853,021	31,362,583	97,462,768	--	8,325,122	55,040,442	598,118,400
Fidelity Series Canada Fund	465,061,710	28,172,992	31,169,570	--	2,651,856	41,776,122	506,493,110
Fidelity Series Commodity Strategy Fund	531,057,951	6,713,161	68,891,057	--	3,349,504	66,247,481	538,477,040
Fidelity Series Emerging Markets Debt Fund	103,767,500	6,360,907	7,298,302	1,158,475	(230,236)	2,974,619	105,574,488
Fidelity Series Emerging Markets Debt Local Currency Fund	33,749,871	1,328,358	2,145,904	--	(52,197)	1,226,136	34,106,264
Fidelity Series Emerging Markets Fund	304,374,578	12,246,558	39,732,322	--	3,033,202	10,159,766	290,081,782
Fidelity Series Emerging Markets Opportunities Fund	2,747,435,467	102,040,767	368,990,627	--	35,243,170	90,729,594	2,606,458,371
Fidelity Series Floating Rate High Income Fund	19,860,408	462,598	1,322,782	194,073	(13,566)	139,525	19,126,183
Fidelity Series Government Money Market Fund 0.08%	126,836,215	6,017,905	46,279,473	17,635	--	--	86,574,647
Fidelity Series Growth Company Fund	1,533,427,331	72,987,712	277,661,473	--	23,093,665	171,858,538	1,523,705,773
Fidelity Series High Income Fund	119,216,722	7,443,716	8,515,225	1,451,674	(28,732)	2,701,671	120,818,152
Fidelity Series Inflation-Protected Bond Index Fund	381,467,514	20,826,047	24,160,071	--	99,134	8,321,227	386,553,851
Fidelity Series International Credit Fund	6,863,561	39,888	--	39,888	--	52,438	6,993,496
Fidelity Series International Growth Fund	1,303,179,667	29,888,004	99,960,207	--	4,322,356	110,729,258	1,348,159,078
Fidelity Series International Small Cap Fund	409,181,533	10,506,699	33,189,910	--	1,885,794	28,579,665	416,963,781
Fidelity Series International Value Fund	1,302,824,858	94,798,472	92,806,703	--	5,894,090	32,180,434	1,342,891,151
Fidelity Series Intrinsic Opportunities Fund	1,539,354,207	60,996,008	109,952,547	--	19,266,301	64,261,769	1,573,925,738
Fidelity Series Investment Grade Bond Fund	8,058,650	4,005,278	4,723,077	32,672	(91,669)	192,134	7,441,316
Fidelity Series Large Cap Stock Fund	1,345,695,611	21,197,670	91,905,958	--	17,324,247	78,936,574	1,371,248,144
Fidelity Series Large Cap Value Index Fund	496,069,152	16,025,876	32,960,471	--	5,588,351	19,842,229	504,565,137
Fidelity Series Long-Term Treasury Bond Index Fund	523,327,304	78,451,219	48,977,219	3,308,640	(9,584,943)	43,087,301	586,303,662
Fidelity Series Opportunistic Insights Fund	785,520,418	21,375,348	107,600,145	--	6,179,317	81,087,234	786,562,172
Fidelity Series Overseas Fund	1,305,332,238	43,131,310	106,237,572	--	7,413,353	95,987,268	1,345,626,597
Fidelity Series Real Estate Income Fund	73,105,509	1,028,853	5,385,171	101,216	(8,761)	3,678,006	72,418,436
Fidelity Series Short-Term Credit Fund	26,716,767	643,292	8,624,313	85,694	150,290	(161,646)	18,724,390
Fidelity Series Small Cap Discovery Fund	168,396,737	19,353,132	11,811,264	16,977,035	3,371,351	(8,918,884)	170,391,072
Fidelity Series Small Cap Opportunities Fund	563,158,273	25,125,492	38,596,979	--	8,194,238	8,058,391	565,939,415
Fidelity Series Stock Selector Large Cap Value Fund	1,137,556,561	34,808,787	76,307,656	--	9,597,562	57,161,793	1,162,817,047
Fidelity Series Value Discovery Fund	874,813,304	27,915,009	59,952,877	--	11,478,007	37,515,595	891,769,038
	$19,215,001,109	$795,826,092	$1,941,837,401	$23,367,002	$169,706,501	$1,131,876,574	$19,370,610,484

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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